Waddell & Reed Advisors
               Cash
               Management,
               Inc.

               Annual
               Report
               ------------------
               September 30, 2002

CONTENTS


         3     Manager's Discussion

         5     Investments

        14     Statement of Assets and Liabilities

        15     Statement of Operations

        16     Statement of Changes in Net Assets

        17     Financial Highlights

        21     Notes to Financial Statements

        24     Independent Auditors' Report

        25     Income Tax Information

        26     Directors & Officers

        33     Annual Privacy Notice

        35     Householding Notice
























This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Cash Management, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Cash Management, Inc. current prospectus.

MANAGER'S DISCUSSION

-----------------------------------------------------------------
     September 30, 2002


An interview with Mira Stevovich, CFA, portfolio manager of Waddell & Reed Advisors Cash Management, Inc.

This report relates to the operation of Waddell & Reed Advisors Cash Management, Inc. for the fiscal year ended September 30, 2002. The following discussion and tables provide you with information regarding the Fund's performance during that period.

How did the Fund perform during the last fiscal year?
The Fund remained competitive with peer group money market funds, although overall money market fund yields have declined sharply during the fiscal year, as the Federal Funds rate has dropped to 1.75 percent. While the Fund's return has stayed competitive, the absolute rate-of-return has dropped over the past fiscal year.

What market conditions or events influenced the Fund's performance during the fiscal year?
We have been able to maintain solid performance by actively managing the portfolio and working to find high-quality securities that add yield to the Fund. As the fiscal year began, the Federal Funds rate stood at 3 percent, having been lowered a total of 3.5 percent during the previous six months by the Federal Reserve. On October 2, 2001, in an inter-meeting move, the Federal Reserve lowered rates to 2.5 percent. By year-end 2001, the Fed Funds rate stood at 1.75 percent, which was maintained throughout the remainder of the fiscal year. We feel that this precipitous drop in interest rates has been the greatest factor in the Fund's performance.

Additionally, credit quality played a role in the management and performance of the Fund over the fiscal year. The terrorist attacks in September 2001 colored the way we perceive the world and the companies in which we invest. We have chosen to extend the overall maturity of our holdings with very select securities of what we believe are the highest quality, based on our strict credit risk constraints. We have remained vigilant in our review of the companies whose securities we purchase, due to the weak economic environment and risk potential.

What strategies and techniques did you employ that specifically affected the Fund's performance?
After the terrorist attacks, we assumed a defensive posture and kept new security purchases relatively short in order to maintain liquidity during those uncertain times. We subsequently extended the average maturity of the Fund by carefully selecting securities, particularly those with longer maturities and higher rates of interest. We believe that this ultimately helped our overall performance. However, securities issued by the highest-quality companies are issued at premium rates of interest (lowest yielding securities). The overall yield of the Fund was somewhat lower, as a result. We attempted to time the purchase of our longer-maturing securities to take place when the overall market anticipated higher future rates of interest.

What industries or sectors did you emphasize during the fiscal year, and what looks attractive to you going forward?
The Fund is generally diversified over all industries. We intend to continue to invest in securities of what we feel are the highest quality companies, as well as in U.S. Treasury securities and those of other U.S. government agencies. We also intend to continue to closely follow developments in all industries and any effects they may have on each company in which we invest.


Sincerely,


Mira Stevovich, CFA
Manager
Waddell & Reed Advisors
Cash Management, Inc.

THE INVESTMENTS OF CASH MANAGEMENT

     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands          Value
CORPORATE OBLIGATIONS
Commercial Paper
 Apparel - 0.82%
 NIKE, Inc.,
   1.73%, 10-4-02 ........................   $ 8,700 $    8,698,746
                                                     --------------

 Banks - 6.92%
 Bank One Corporation,
   1.73%, 10-28-02 .......................     8,400      8,389,101
 Lloyds TSB Bank PLC,
   1.72%, 10-28-02 .......................    15,000     14,980,650
 Wells Fargo & Company,
   1.73%, 10-15-02 .......................    50,000     49,966,361
                                                     --------------
                                                         73,336,112
                                                     --------------

 Containers - 0.82%
 Florens Container Inc. (Bank of America N.A.),
   1.78%, 10-22-02 .......................     8,700      8,690,967
                                                        -----------

 Finance Companies - 9.41%
 Caterpillar Financial Services Corp.:
   1.75%, 10-10-02 .......................    12,300     12,294,619
   1.73%, 10-28-02 .......................    10,000      9,987,025
 PACCAR Financial Corp.:
   1.74%, 10-2-02 ........................     2,500      2,499,879
   1.77%, 10-3-02 ........................    16,000     15,998,427
   1.77%, 10-15-02 .......................     9,900      9,893,186
   1.77%, 10-24-02 .......................     2,600      2,597,060
   1.75%, 10-30-02 .......................    19,500     19,472,510
 USAA Capital Corp.,
   1.75%, 10-1-02 ........................    27,000     27,000,000
                                                     --------------
                                                         99,742,706
                                                     --------------

See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF CASH MANAGEMENT

     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands          Value

CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)
 Food and Related - 3.21%
 Golden Peanut Co.:
   1.65%, 10-15-02 .......................   $ 4,250 $    4,247,273
   1.72%, 10-22-02 .......................     8,750      8,741,221
   1.72%, 11-4-02 ........................     6,000      5,990,253
   1.75%, 11-6-02 ........................     7,500      7,486,875
 Nestle Capital Corp.,
   1.75%, 10-24-02 .......................     7,500      7,491,615
                                                     --------------
                                                         33,957,237
                                                     --------------

 Health Care - Drugs - 15.49%
 Abbott Laboratories:
   1.7%, 10-17-02 ........................    37,600     37,571,591
   1.73%, 10-17-02 .......................     4,600      4,596,463
   1.71%, 11-21-02 .......................     5,000      4,987,887
   1.72%, 11-21-02 .......................     4,500      4,489,035
 Alcon Finance PLC (Nestle S.A.):
   1.75%, 10-2-02 ........................    22,000     21,998,931
   1.73%, 10-9-02 ........................     5,400      5,397,924
 GlaxoSmithKline Finance plc:
   1.7%, 10-2-02 .........................    13,090     13,089,382
   1.76%, 10-31-02 .......................    23,500     23,465,533
 Lilly (Eli) and Company,
   1.71%, 11-8-02 ........................     7,000      6,987,365
 Pfizer Inc.,
   1.72%, 11-20-02 .......................     4,511      4,500,224
 Pharmacia Corporation:
   1.72%, 10-4-02 ........................    11,100     11,098,409
   1.73%, 10-11-02 .......................    26,000     25,987,506
                                                     --------------
                                                        164,170,250
                                                     --------------

 Health Care - General - 1.42%
 Johnson & Johnson:
   1.72%, 10-4-02 ........................     5,000      4,999,283
   1.7%, 11-6-02 .........................    10,000      9,983,000
                                                     --------------
                                                         14,982,283
                                                     --------------

See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF CASH MANAGEMENT

     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands          Value

CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)
 Household - General Products - 3.42%
 Kimberly-Clark Corporation:
   1.72%, 10-23-02 .......................   $ 8,250 $    8,241,328
   1.71%, 11-7-02 ........................    13,000     12,977,152
 Procter & Gamble Company (The),
   1.72%, 11-14-02 .......................    15,000     14,968,467
                                                     --------------
                                                         36,186,947
                                                     --------------

 Multiple Industry - 0.33%
 BOC Group Inc.,
   1.75%, 10-10-02 .......................     3,500      3,498,469
                                                     --------------

 Publishing - 3.79%
 Gannett Co.:
   1.73%, 10-7-02 ........................    14,000     13,995,963
   1.73%, 10-8-02 ........................    26,200     26,191,187
                                                     --------------
                                                         40,187,150
                                                     --------------

 Retail - General Merchandise - 4.79%
 May Department Stores Co.:
   1.74%, 10-4-02 ........................    18,500     18,497,317
   1.78%, 10-22-02 .......................     1,266      1,264,685
   1.78%, 10-28-02 .......................     1,800      1,797,597
 Wal-Mart Stores, Inc.:
   1.73%, 10-1-02 ........................    28,000     28,000,000
   1.72%, 10-29-02 .......................     1,200      1,198,395
                                                     --------------
                                                         50,757,994
                                                     --------------

 Security and Commodity Brokers - 0.87%
 UBS Finance Delaware LLC,
   1.97%, 10-1-02 ........................     9,245      9,245,000
                                                     --------------

See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF CASH MANAGEMENT

     September 30, 2002
                                           Principal
                                           Amount in
                                           Thousands          Value
CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)
 Utilities - Electric - 3.16%
 AES Hawaii Inc. (Bank of America N.A.):
   1.83%, 10-9-02 ........................   $ 9,261 $    9,257,234
   1.77%, 10-10-02 .......................    22,400     22,390,088
   1.87%, 10-10-02 .......................     1,879      1,878,122
                                                     --------------
                                                         33,525,444
                                                     --------------

 Utilities - Telephone - 7.60%
 BellSouth Corporation:
   1.75%, 10-4-02 ........................     7,210      7,208,949
   1.73%, 10-7-02 ........................    10,900     10,896,857
   1.74%, 10-7-02 ........................     2,700      2,699,217
   1.75%, 10-7-02 ........................     5,200      5,198,483
   1.75%, 10-11-02 .......................     2,173      2,171,944
   1.73%, 10-24-02 .......................     1,127      1,125,754
 SBC International Inc. (SBC Communications Inc.):
   1.74%, 10-15-02 .......................     5,700      5,696,143
   1.76%, 10-21-02 .......................    22,700     22,677,805
   1.76%, 10-25-02 .......................    22,910     22,883,119
                                                     --------------
                                                         80,558,271
                                                     --------------

Total Commercial Paper - 62.05%                         657,537,576

Notes
 Business Equipment and Services - 0.48%
 Berkeley Hills Country Club, Inc. (Wachovia Bank),
   1.91%, 10-3-02 ........................     5,120      5,120,000
                                                     --------------

 Capital Equipment - 0.26%
 Duerr Tool & Die Company, Inc. (Wachovia Bank),
   1.91%, 10-3-02 ........................     2,735      2,735,000
                                                     --------------

 Finance Companies - 0.13%
 DBSI First Mortgage 1997 Corp. (United States
   National Bank of Oregon),
   2.0%, 10-3-02 .........................     1,400      1,400,000
                                                     --------------

See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF CASH MANAGEMENT

     September 30, 2002
                                           Principal
                                           Amount in
                                           Thousands          Value
CORPORATE OBLIGATIONS (Continued)
Notes (Continued)
 Food and Related - 0.56%
 Butter Krust Baking Company, Inc. (Wachovia Bank),
   1.91%, 10-3-02 ........................   $ 2,810 $    2,810,000
 Cheney Bros, Inc. (Wachovia Bank),
   1.91%, 10-3-02 ........................     3,100      3,100,000
                                                     --------------
                                                          5,910,000
                                                     --------------

 Furniture and Furnishings - 0.36%
 Capo & Sons Corporation (Wachovia Bank),
   1.91%, 10-3-02 ........................     3,855      3,855,000
                                                     --------------

 Health Care - Drugs - 3.35%
 Lilly (Eli) and Company,
   4.226%, 3-22-03 (A) ...................    22,000     22,139,633
 Merck & Co., Inc.,
   4.54%, 2-24-03 (A) ....................    13,250     13,360,299
                                                     --------------
                                                         35,499,932
                                                     --------------

 Hospital Supply and Management - 0.59%
 Meriter Management Services, Inc. (U.S. Bank
   Milwaukee, National Association),
   2.0%, 10-2-02 .........................     6,300      6,300,000
                                                     --------------

 Leisure Time Industry - 0.52%
 Ansley Golf Club, Inc. (Wachovia Bank),
   1.91%, 10-3-02 ........................     5,455      5,455,000
                                                     --------------

 Real Estate Investment Trust - 0.70%
 Brentwood Apartments of Mooresville, L.L.C.
   (Wachovia Bank),
   1.91%, 10-3-02 ........................     4,105      4,105,000
 Handy, L.C. (U.S. Bank, National Association),
   2.05%, 10-3-02 ........................     3,290      3,290,000
                                                     --------------
                                                          7,395,000
                                                     --------------

See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF CASH MANAGEMENT

     September 30, 2002
                                           Principal
                                           Amount in
                                           Thousands          Value
CORPORATE OBLIGATIONS (Continued)
Notes (Continued)
 Retail - General Merchandise - 2.20%
 Wal-Mart Stores, Inc.,
   4.878%, 6-1-03 ........................   $23,000 $   23,344,977
                                                     --------------

 Retail - Specialty Stores - 0.20%
 El Dorado Enterprises of Miami, Inc. (Wachovia Bank),
   1.91%, 10-3-02 ........................     2,080      2,080,000
                                                     --------------
 Utilities - Telephone - 2.11%
 BellSouth Corporation,
   4.105%, 4-26-03 (A) ...................    22,150     22,322,685
                                                     --------------

Total Notes - 11.46%                                    121,417,594

TOTAL CORPORATE OBLIGATIONS - 73.51%                 $  778,955,170
 (Cost: $778,955,170)

MUNICIPAL OBLIGATIONS
Alabama - 0.39%
 The Industrial Development Board of the
   City of Dothan, Alabama's Taxable
   Adjustable/Fixed Rate Industrial Revenue
   Bonds, Series 1999 (Dunbarton Project),
   (Wachovia Bank),
   1.91%, 10-3-02 ........................     4,125      4,125,000
                                                     --------------

California - 4.39%
 California Pollution Control Financing Authority,
   Environmental Improvement Revenue Bonds (Air
   Products and Chemicals, Inc./Wilmington
   Facility), Taxable Series 1997A:
   1.8%, 10-10-02 ........................    20,000     20,000,000
   1.8%, 10-7-02 .........................    14,050     14,050,000
   1.8%, 10-15-02 ........................    10,000     10,000,000
 California Statewide Communities Development
   Authority, Variable Rate Demand, Taxable
   Multifamily Housing Revenue Bonds (La Puenta
   Apartments), 2001 Series JJ-T (U.S. Bank,
   National Association),
   2.15%, 10-1-02 ........................     2,425      2,425,000
                                                     --------------
                                                         46,475,000
                                                     --------------
See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF CASH MANAGEMENT

     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands          Value
MUNICIPAL OBLIGATIONS (Continued)
Colorado - 2.74%
 City and County of Denver, Colorado, Department
   of Aviation, Airport System, Subordinate
   Commercial Paper Taxable Notes, Series 2000B
   (Westdeutsche Landesbank Girozentrale and
   Bayerische Landesbank Girozentrale and State
   Street Bank and Trust Company),
   1.75%, 10-9-02 ........................   $27,383 $   27,372,351
 Kit Carson County, Colorado, Architectural
   Development Revenue Bonds (Taxable), (Midwest
   Farms, L.L.C. Project), Series 1997 (Wells Fargo
   Bank),
   1.95%, 10-3-02 ........................     1,670      1,670,000
                                                     --------------
                                                         29,042,351
                                                     --------------

Indiana - 1.74%
 City of Whiting, Indiana, Industrial Sewage
   and Solid Waste Disposal Revenue Bonds
   (Amoco Oil Company Project), Taxable Series 1995
   (Amoco Corporation):
   1.75%, 10-16-02 .......................    10,800     10,800,000
   1.75%, 10-23-02 .......................     7,600      7,600,000
                                                     --------------
                                                         18,400,000
                                                     --------------

Kansas - 0.87%
 City of Park City, Kansas, Taxable Industrial
   Revenue Bonds (The Hayes Company, Inc.),
   Series 2001 (U.S. Bank, National Association),
   1.85%, 10-1-02 ........................     9,200      9,200,000
                                                     --------------

Louisiana - 3.74%
 Industrial Development Board of the Parish
   Of Calcasieu, Inc., Environmental Revenue
   Bonds (CITGO Petroleum Corporation Project),
   Series 1996 (Taxable), (Westdeutsche
   Landesbank Girozentrale):
   1.77%, 10-9-02 ........................    31,570     31,570,000
   1.77%, 10-10-02 .......................     8,075      8,075,000
                                                     --------------
                                                         39,645,000
                                                     --------------

See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF CASH MANAGEMENT

     September 30, 2002                    Principal
                                           Amount in
                                           Thousands          Value
MUNICIPAL OBLIGATIONS (Continued)
Maine - 0.48%
 Finance Authority of Maine, Taxable Electric Rate
   Stabilization Revenue Notes, Series 1998A (Maine
   Public Service Company), (AMBAC Assurance Corporation),
   1.9%, 10-2-02 .........................   $ 5,060 $    5,060,000
                                                     --------------

Maryland - 0.36%
 Maryland Industrial Development Financing Authority,
   Taxable Limited Obligation Economic Development
   Revenue Bonds (Cloverleaf Enterprises, Inc. Facility),
   1999 Issue (Wachovia Bank),
   1.91%, 10-3-02 ........................     3,800      3,800,000
                                                     --------------

New York - 1.27%
 The City of New York, General Obligation Bonds,
   Fiscal 1995 Series B, Taxable Adjustable Rate
   Bonds (Bayerische Landesbank Girozentrale,
   New York Branch),
   1.8%, 10-8-02 .........................    13,485     13,485,000
                                                     --------------

Pennsylvania - 0.28%
 Montgomery County Industrial Development Authority,
   Federal Taxable Variable Rate Demand Revenue Bonds
   (Neose Technologies, Inc. Project), Series B of 1997
   (First Union Bank),
   1.96%, 10-2-02 ........................     3,025      3,025,000
                                                     --------------

Washington - 2.58%
 Washington State Housing Finance Commission:
   Taxable Variable Rate Demand Multifamily
   Revenue Bonds:
   Springfield Meadows Apartments Project,
   Series 2001B (U.S. Bank, National Association),
   1.84%, 10-1-02 ........................     5,950      5,950,000
   Brittany Park Project, Series 1996B
   (U.S. Bank of Washington, National Association),
   1.9%, 10-3-02 .........................     2,955      2,955,000
   Country Club Apartments Project, Series 2001B
   (U.S. Bank, National Association),
   1.95%, 10-1-02 ........................     2,300      2,300,000
   Taxable Variable Rate Demand Nonprofit Revenue
   Bonds, Virginia Mason Research Center Project,
   Series 1997B (U.S. Bank, National Association),
   2.0%, 10-3-02 .........................     1,990      1,990,000

See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF CASH MANAGEMENT

     September 30, 2002
                                           Principal
                                           Amount in
                                           Thousands          Value
MUNICIPAL OBLIGATIONS (Continued)
Washington (Continued)
 Wenatchee Valley Clinic, P.S., Floating Rate
   Taxable Bonds, Series 1998 (U.S. Bank,
   National Association),
   2.0%, 10-3-02 .........................   $12,600 $   12,600,000
 Washington Economic Development Finance Authority,
   Taxable Variable Rate Demand Industrial Revenue
   Bonds (Tonkin Building Associates, LLC Project),
   Series 1997B (U.S. Bank of Washington,
   National Association),
   2.0%, 10-3-02 .........................     1,530      1,530,000
                                                     --------------
                                                         27,325,000
                                                     --------------

Wisconsin - 1.03%
 Town of Wood River, Wisconsin, Variable Rate
   Demand Industrial Development Revenue Bonds
   (Burnett Dairy Cooperative Project), Series 2001B
   (U.S. Bank, National Association),
   1.85%, 10-1-02 ........................     6,000      6,000,000
 Village of Oregon, Wisconsin, Taxable Variable
   Rate Demand Industrial Development Revenue Bonds
   (Five K Partnership and Wisco Industries, Inc.
   Project), Series 2001B (U.S. Bank, National
   Association),
   2.0%, 10-3-02 .........................     2,700      2,700,000
 Sheboygan County, Wisconsin, Taxable General
   Obligation Promissory Notes,
   2.5%, 2-1-03 ..........................     2,200      2,200,000
                                                     --------------
                                                         10,900,000
                                                     --------------

TOTAL MUNICIPAL OBLIGATIONS - 19.87%                 $  210,482,351
 (Cost: $210,482,351)

UNITED STATES GOVERNMENT SECURITIES
 Federal Farm Credit Banks,
   2.125%, 8-13-03 .......................    14,000     14,000,000
 Federal Home Loan Bank:
   2.0%, 9-8-03 ..........................    12,500     12,500,000
   1.9%, 9-23-03 .........................     6,750      6,750,000

See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF CASH MANAGEMENT

     September 30, 2002
                                           Principal
                                           Amount in
                                           Thousands          Value
UNITED STATES GOVERNMENT SECURITIES (Continued)
 Federal Home Loan Mortgage Corporation:
   2.45%, 1-16-03 ........................   $ 8,000 $    8,000,000
   2.07%, 9-23-03.........................    14,000     14,000,000
 United States Treasury Note,
   5.25%, 8-15-03 ........................    15,000     15,450,172

TOTAL UNITED STATES GOVERNMENT SECURITIES - 6.67%    $   70,700,172
 (Cost: $70,700,172)

TOTAL INVESTMENT SECURITIES - 100.05%                $1,060,137,693
 (Cost: $1,060,137,693)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.05%)       (500,908)

NET ASSETS - 100.00%                                 $1,059,636,785


Notes to Schedule of Investments

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2002, the total value of these securities amounted to $57,822,617 or 5.46% of net assets.

   Cost of investments owned is the same as that used for Federal income tax purposes.

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

STATEMENT OF ASSETS AND LIABILITIES

     CASH MANAGEMENT
     September 30, 2002
     (In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities - at value (Note 1)  ........   $1,060,138
 Cash  .............................................        3,044
 Receivables:
   Fund shares sold ................................        6,794
   Interest ........................................        2,216
 Prepaid insurance premium  ........................          147
 Prepaid registration fees .........................           41
                                                       ----------
    Total assets  ..................................    1,072,380
                                                       ----------
LIABILITIES
 Payable to Fund shareholders  .....................       12,406
 Accrued shareholder servicing (Note 2)  ...........          245
 Dividends payable  ................................           18
 Accrued management fee (Note 2)  ..................           12
 Accrued accounting services fee (Note 2)  .........           10
 Other  ............................................           52
                                                       ----------
    Total liabilities  .............................       12,743
                                                       ----------
      Total net assets .............................   $1,059,637
                                                       ==========
NET ASSETS
 $0.01 par value capital stock, authorized -- 5,000,000;
   Class A shares outstanding - 1,038,053
   Class B shares outstanding - 12,620
   Class C shares outstanding - 6,852
   Waddell & Reed Money Market Class C shares
    outstanding - 2,112
   Capital stock ...................................   $   10,596
   Additional paid-in capital ......................    1,049,041
                                                       ----------
    Net assets applicable to outstanding
      units of capital .............................   $1,059,637
                                                       ==========
Net asset value, redemption and offering price
 per share for all classes  ........................        $1.00
                                                            =====

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

     CASH MANAGEMENT
     For the Fiscal Year Ended September 30, 2002
     (In Thousands)

INVESTMENT INCOME
  Interest and amortization (Note 1B)  .................   $22,461
                                                          --------
  Expenses (Note 2):
     Investment management fee .........................     4,176
     Shareholder servicing:
       Class A .........................................     3,184
       Class B  ........................................        14
       Class C  ........................................         6
       Waddell & Reed Money Market Class C  ............        24
     Custodian fees ....................................       139
     Distribution fee:
       Class B  ........................................        37
       Class C  ........................................        21
       Waddell & Reed Money Market Class C  ............        79
     Accounting services fee ...........................       118
     Service fee:
       Class B  ........................................        12
       Class C  ........................................         7
       Waddell & Reed Money Market Class C .............        26
     Audit fees ........................................        13
     Legal fees ........................................        11
     Other .............................................       481
                                                          --------
       Total expenses  .................................     8,348
                                                          --------
          Net investment income ........................    14,113
                                                          --------
           Net increase in net assets
            resulting from operations...................   $14,113
                                                           =======

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

     CASH MANAGEMENT
     (In Thousands)

                                     For the fiscal year
                                     ended September 30,
                                   -----------------------
                                        2002      2001
                                    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
     Net investment income ........  $  14,113  $   45,560
                                    ----------  ----------
       Net increase in net assets
          resulting from operations     14,113      45,560
                                    ----------  ----------
  Dividends to shareholders
     from net investment income:(1)
     Class A ......................    (14,031)    (45,013)
     Class B ......................        (47)       (234)
     Class C ......................        (21)       (119)
     Waddell & Reed Money Market
       Class C  ...................        (14)       (194)
                                    ----------  ----------
                                       (14,113)    (45,560)
                                    ----------  ----------
  Capital share transactions (Note 3)  (21,604)    196,072
                                    ----------  ----------
     Total increase (decrease) ....    (21,604)    196,072
NET ASSETS
  Beginning of period  ............  1,081,241     885,169
                                    ----------  ----------
  End of period  .................. $1,059,637  $1,081,241
                                    ==========  ==========
     Undistributed net investment
       income  .................... $      ---  $      ---
                                    ==========  ==========

(1)See "Financial Highlights" on pages 17 - 20.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

     CASH MANAGEMENT
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the fiscal For the
                       year ended   fiscal  For the fiscal year
                     September 30,   period     ended June 30,
                   ----------------   ended-----------------------
                       2002    20019-30-00    2000   1999    1998
                    ------- --------------   -----  -----   -----
Net asset value,
 beginning of
 period  ...........  $1.00   $1.00  $1.00   $1.00  $1.00   $1.00
                     ------- -------------- -------------- -------
Net investment
 income  ...........   0.0139  0.0463 0.0148  0.0511 0.0455  0.0484
Less dividends
 declared  .........  (0.0139)(0.0463)(0.0148)(0.0511)      (0.0455)(0.0484)
                     ------- -------------- -------------- -------
Net asset value,
 end of period  ....  $1.00   $1.00  $1.00   $1.00  $1.00   $1.00
                     ======= ============== ============== =======
Total return .......   1.39%   4.78%  1.50%   5.18%  4.67%   4.93%
Net assets, end of
 period (in
 millions)  ........ $1,038  $1,062   $875    $782   $667    $533
Ratio of expenses to
 average net
 assets  ...........   0.78%   0.76%  0.81%(1)0.83%  0.83%   0.89%
Ratio of net
 investment income
 to average net
 assets  ...........   1.37%   4.60%  5.92%(1)5.08%  4.54%   4.84%

(1)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

     CASH MANAGEMENT
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                     For the fiscalFor the For the
                       year ended   fiscal  period
                      September 30, period from 9-9-99(1)
                    ---------------  ended through
                       2002    20019-30-00 6-30-00
                    ------- -------------- -------
Net asset value,
 beginning of
 period  ...........  $1.00   $1.00   $1.00   $1.00
                      ------  ------  ------  ------
Net investment
 income  ...........   0.0047  0.0372  0.0133  0.0346
Less dividends
 declared  .........  (0.0047)(0.0372)(0.0133)(0.0346)
                      ------  ------  ------  ------
Net asset value,
 end of period  ....  $1.00   $1.00   $1.00   $1.00
                     ======= ======= ======= =======
Total return .......   0.47%   3.83%   1.37%   3.43%
Net assets, end of
 period (in
 millions)  ........     $13     $11      $2      $3
Ratio of expenses to
 average net
 assets  ...........   1.69%   1.66%   1.43%(2)1.67%(2)
Ratio of net
 investment income
 to average net
 assets  ...........   0.45%   3.49%   5.29%(2)4.49%(2)

 (1)Commencement of operations of the class.
 (2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

CASH MANAGEMENT
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                     For the fiscalFor the For the
                       year ended   fiscal  period
                      September 30, period from 9-9-99(1)
                    ---------------  ended through
                       2002    20019-30-00 6-30-00
                    ------- -------------- -------
Net asset value,
 beginning of
 period  ...........  $1.00   $1.00   $1.00   $1.00
                      ------  ------  ------  ------
Net investment
 income  ...........   0.0047  0.0373  0.0126  0.0335
Less dividends
 declared  .........  (0.0047)(0.0373)(0.0126)(0.0335)
                      ------  ------  ------  ------
Net asset value,
 end of period  ....  $1.00   $1.00   $1.00   $1.00
                     ======= ======= ======= =======
Total return .......   0.45%   3.83%   1.29%   3.32%
Net assets, end of
 period (in
 millions)  ........  $7      $5      $1      $1
Ratio of expenses to
 average net
 assets  ...........   1.72%   1.65%   1.68%(2)1.82%(2)
Ratio of net
 investment income
 to average net
 assets  ...........   0.42%   3.57%   5.05%(2)4.45%(2)

 (1)Commencement of operations of the class.
 (2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

CASH MANAGEMENT
Waddell & Reed Money Market Class C Shares(1)
For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the fiscal For the
                       year ended   fiscal  For the fiscal year
                     September 30,   period     ended June 30,
                   ----------------   ended-----------------------
                       2002    20019-30-00    2000   1999    1998
                    ------- --------------   -----  -----   -----
Net asset value,
 beginning of
 period  ...........  $1.00   $1.00  $1.00   $1.00  $1.00   $1.00
                     ------- -------------- -------------- -------
Net investment
 income  ...........   0.0045  0.0378 0.0128  0.0426 0.0371  0.0403
Less dividends
 declared  .........  (0.0045)(0.0378)(0.0128)(0.0426)      (0.0371)(0.0403)
                     ------- -------------- -------------- -------
Net asset value,
 end of period  ....  $1.00   $1.00  $1.00   $1.00  $1.00   $1.00
                     ======= ============== ============== =======
Total return .......   0.46%   3.89%  1.30%   3.86%  3.79%   4.10%
Net assets, end of
 period (in
 millions)  ........  $2      $3     $7      $9     $5      $4
Ratio of expenses
 to average net
 assets  ...........   1.67%   1.61%  1.57%(2)1.77%  1.60%   1.71%
Ratio of net
 investment income
 to average net
 assets  ...........   0.53%   4.03%  5.15%(2)4.63%  3.77%   4.03%

 (1)See Note 3.
 (2)Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

     September 30, 2002

NOTE 1 -- Significant Accounting Policies

Waddell & Reed Advisors Cash Management, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek maximum current income to the extent consistent with stability of principal by investing in a portfolio of money market instruments meeting specified quality standards. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- The Fund invests only in money market securities with maturities or irrevocable put options within 397 days. The Fund uses the amortized cost method of security valuation which is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses, if any, are calculated on the identified cost basis. Interest income is recorded on the accrual basis.

C. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, no provision has been made for Federal income taxes.

D. Dividends to shareholders -- All of the Fund's net income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Dividends are declared from the total of net investment income, plus or minus realized gains or losses on portfolio securities. Since the Fund does not expect to realize any long-term capital gains, it does not expect to pay any capital gains distributions.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rate of 0.40% of net assets. The Fund accrues and pays this fee daily. The Fund also reimburses WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund's share of the incremental cost of using private transportation for WRIMCO's personnel in lieu of commercial transportation and also certain security-related personnel and facilities costs.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund
                                       22

pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Under the Shareholder Servicing Agreement, with respect to Class A, Class B, Class C and Waddell & Reed Money Market C shares, the Fund pays WRSCO a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month and, for Class A shares, $.75 for each shareholder check it processes. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class B, Class C and Waddell & Reed Money Market C shares, respectively. Under the plans, the Fund pays W&R daily a distribution fee not to exceed, on an annual basis, 0.75% of the net assets of the affected class and a service fee not to exceed, on an annual basis, 0.25% of the net assets of the affected class. During the period ended September 30, 2002, W&R received no front-end sales commissions.

During the period ended September 30, 2002, W&R received $93,041 and $6,115 in deferred sales charges for Class B and Class C Shares respectively.

The Fund paid Directors' fees of $46,052, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Multiclass Operations

The Fund currently offers three classes of shares:  Class A, Class B and Class
C. Each class represents an interest in the same assets of the Fund and differs as follows: each class of shares has exclusive voting rights on matters appropriately limited to that class; Class B and Class C shares are subject to a CDSC and to an ongoing distribution and service fee. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Waddell & Reed Money Market Class B shares were combined with Waddell & Reed Money Market Class C shares effective March 24, 2000 and were redesignated Waddell & Reed Money Market Class C shares. As of June 30, 2000, Waddell & Reed Money Market Class C shares were closed23to additional investments.


Transactions in capital stock are summarized below. Amounts are in thousands. The number of shares transacted during the periods corresponds to the dollar amounts included in this table because share transactions are recorded at $1.00 per share.

                           For the fiscal year
                           ended September 30,
                        -------------------------
                               2002          2001
                        -----------   -----------
Value issued from sale
 of shares:
 Class A  ............   $4,933,033    $6,002,859
 Class B  ............       43,795        20,167
 Class C  ............       43,542         9,563
 Waddell & Reed
  Money Market Class C          ---           ---
Value issued from
 reinvestment of dividends:
 Class A  ............       13,414        42,243
 Class B  ............           46           231
 Class C  ............           20           116
 Waddell & Reed
  Money Market Class C           14           193
Value redeemed:
 Class A  ............   (4,970,541)   (5,857,637)
 Class B  ............      (42,244)      (11,728)
 Class C  ............      (41,290)       (6,263)
 Waddell & Reed
  Money Market Class (1,393) (3,672)
                         ----------    ----------
Increase (decrease) in
 outstanding capital    $   (21,604)  $   196,072
                        ===========    ==========

INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders,
Waddell & Reed Advisors Cash Management, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Cash Management, Inc. (the "Fund") as of September 30, 2002, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Cash Management, Inc. as of September 30, 2002, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
November 8, 2002

INCOME TAX INFORMATION

     September 30, 2002

Dividends are taxable to shareholders and are reportable in your Federal income tax returns for the years in which the dividends were received or reinvested.

Statements as to the tax status of each investor's dividends will be mailed annually.

Dividends are declared and recorded by the Fund on each day the New York Stock Exchange is open for business.

Shareholders are advised to consult with their tax advisers concerning the tax treatment of dividends from the Fund.

Corporations:
The dividends are not eligible for the dividends received deduction.

The Board of Directors of Waddell & Reed Advisors Cash Management, Inc.

Each of the individuals listed below serves as a director for each of the portfolios within the Waddell & Reed Advisors Funds, W&R Funds, Inc., Waddell & Reed InvestEd Portfolios, Inc. and W&R Target Funds, Inc. for a total of 47 portfolios served. Three of the four interested directors are "interested" by virtue of their current or former engagement as officers of Waddell & Reed Financial, Inc. (WDR) or its wholly-owned subsidiaries, including the funds' investment advisor, Waddell & Reed Investment Management Company (WRIMCO); the funds' principal underwriter, Waddell & Reed, Inc. (W&R); and the funds' transfer agent, Waddell & Reed Services Company (WRSCO), as well as by virtue of their personal ownership of shares of WDR. The fourth interested director is a partner in a law firm that has represented W&R within the past two years.

The other directors (more than a majority of the total number) are disinterested; that is, they are not employees or officers of, and have no financial interest in, WDR or any of its wholly-owned subsidiaries, including W&R, WRIMCO and WRSCO.

Disinterested Directors


James M. Concannon (54)
Washburn Law School, 1700 College, Topeka, KS 66621
Position held with Fund:  Director
Director since:  1997
Principal Occupations During Past 5 Years: Professor of Law, Washburn Law School; formerly, Dean, Washburn Law School
Other Directorships held by Director: Director, Am Vestors CBO II, Inc., a bond investment firm

John A. Dillingham (63)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund:  Director
Director since:  1997
Principal Occupations During Past 5 Years: President and Director, JoDill Corp. and Dillingham Enterprises, Inc., both farming enterprises; formerly, Instructor at Central Missouri State University; formerly, Consultant and Director, McDougal Construction Co.
Other Directorships held by Director: Chairman, Clay Co. IDA and Kansas City Municipal Assistance Corp., both bonding authorities; Director, American Royal and Salvation Army

David P. Gardner (69)
2441 Iron Canyon Drive, Park City UT 84060
Position held with Fund:  Director
Director since:  1998
Principal Occupation During Past 5 Years: formerly, President, William and Flora Hewlett Foundation
Other Directorships held by Director: Chairman, J. Paul Getty Trust; Director, Fluor Corp., Campus Pipeline, John & Karen Huntsman Foundation and Huntsman Cancer Foundation; formerly, Chairman, George S. and Dolores Dor'e Eccles Foundation

Linda K. Graves (49)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund:  Director
Director since:  1995
Principal Occupation During Past 5 Years:  First Lady of Kansas
Other Directorships held by Director: Chairman & Director, Community Foundation of Johnson County; Director, Greater Kansas City Community Foundation, and Friends of Cedar Crest Association; Director, American Guaranty Life Insurance Company

Joseph Harroz, Jr. (35)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund:  Director
Director since:  1998
Principal Occupations During Past 5 Years: General Counsel of the University of Oklahoma, Cameron University and Rogers State University; Vice President of the University of Oklahoma; Adjunct Professor, University of Oklahoma Law School; Managing Member, Harroz Investments, LLC and JHJ Investments, LLC, both commercial enterprise investments
Other Directorships held by Director: Treasurer, Oklahoma Appleseed (Center for Law and Justice)

John F. Hayes (82)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund:  Director
Director since:  1988
Principal Occupation During Past 5 Years: Chairman, Gilliland & Hayes, PA, a law firm
Other Directorships held by Director: Director, Central Bank & Trust and Central Financial Corp.; formerly, Director, Central Properties, Inc.
                                       28

Glendon E. Johnson (78)

13635 Deering Bay Drive, Unit 284, Miami, FL 33158
Position held with Fund:  Director
Director since:  1971
Principal Occupations During Past 5 Years: Retired; formerly, Chief Executive Officer and Director, John Alden Financial Corp.
Other Directorships held by Director: Manager, Castle Valley Ranches LLC; Chairman, Wellness Council of America; Chairman, Bank Assurance Partners, marketing; Executive Board and Advisory Committee, Boy Scouts of America

Eleanor B. Schwartz (65)
1213 W. 95th Ct., Chartwell #4, Kansas City, MO 64114
Position held with Fund:  Director
Director since:  1995
Principal Occupations During Past 5 Years: Professor, University of Missouri at Kansas City; formerly, Chancellor, University of Missouri at Kansas City
Other Directorships held by Director:  None

Frederick Vogel III (67)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund:  Director
Director since:  1971
Principal Occupation During Past 5 Years:  Retired
Other Directorships held by Director:  None

Interested Directors


Robert L. Hechler (65)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Director; formerly, President, Principal Financial Officer; formerly, Vice President
Director since:  1998
Principal Occupations During Past 5 Years: Consultant of WDR and W&R (2001 to present); Director of WDR (1998 to present); Executive Vice President and Chief Operating Officer of WDR (1998 to 2001); Director, Principal Financial Officer and Treasurer of W&R (1981 to 2001); Chief Executive Officer and President of W&R (1993 to 2001); Director, Executive Vice President, Principal Financial Officer and Treasurer of WRIMCO (1985 to 2001); Director and Treasurer of WRSCO (1981 to 2001); President of WRSCO (1981 to 1999)
Other Directorships held by Director:  None

Henry J. Herrmann (59)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Director and President; formerly, Vice President Director since: 1998; President since: 2001
Principal Occupation(s) During Past 5 Years: Director, President and Chief Investment Officer of WDR (1998 to present); Treasurer of WDR (1998 to 1999); Director of W&R (1993 to present); Director of WRIMCO (1992 to present); President and Chief Executive Officer of WRIMCO (1993 to present); Chief Investment Officer of WRIMCO (1991 to present)
Other Directorships held by Director: Director, Austin, Calvert & Flavin, Inc., an affiliate of WRIMCO

Frank J. Ross, Jr. (49)
Polsinelli, Shalton & Welte, P.C., 700 West 47th Street, Suite 1000, Kansas City, MO 64112
Position held with Fund:  Director
Director since:  1996
Principal Occupation During Past 5 Years: Shareholder/Director, Polsinelli, Shalton & Welte, P.C., a law firm
Other Directorships held by Director:  Director, Columbian Bank & Trust

Keith A. Tucker (57)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Chairman of the Board of Directors and Director; formerly, President
Director since:  1993; Chairman of the Board of Directors since:  1998
Principal Occupation(s) During Past 5 Years: Chairman of the Board of Directors, Director and Chief Executive Officer of WDR (1998 to present); Principal Financial Officer of WDR (1998 to 1999); Chairman of the Board of Directors and Director of W&R, WRIMCO and WRSCO (1993 to present); Vice Chairman of the Board of Directors of Torchmark Corporation (1991 to 1998); Chairman of the Board of Directors of Torchmark Distributors, Inc. (1993 to 1997)
Other Directorships held by Director:  None

Officers


Theodore W. Howard (60)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Vice President, Treasurer, Principal Accounting Officer, and Principal Financial Officer
Length of Time Served: Treasurer and Principal Accounting Officer, 25 years; Vice President, 14 years; Principal Financial Officer, since 2002
Principal Occupation(s) During Past 5 Years: Senior Vice President of WRSCO (2001 to present); Vice President of WRSCO (1988 to 2001)
Directorships held:  None

Kristen A. Richards (34)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund:  Vice President, Secretary and Associate General
Counsel
Length of Time Served:  2 years
Principal Occupation(s) During Past 5 Years: Vice President, Associate General Counsel and Chief Compliance Officer of WRIMCO (2000 to present); Assistant Secretary of each of the funds in the Fund Complex (1998 to 2000); Compliance Officer of WRIMCO (1995 to 1998)
Directorships held:  None

Daniel C. Schulte (36)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund:  Vice President, Assistant Secretary and General
Counsel
Length of Time Served:  2 years
Principal Occupation(s) During Past 5 Years: Vice President, Secretary and General Counsel of WDR (2000 to present); Senior Vice President, Secretary and General Counsel of W&R, WRIMCO and WRSCO (2000 to present); Assistant Secretary of WDR (1998 to 2000); an attorney with Klenda, Mitchell, Austerman & Zuercher, L.L.C. (1994 to 1998)
Directorships held:  None

Michael D. Strohm (50)
6300 Lamar Avenue, Overland Park KS 66202
Position held with Fund:  Vice President
Length of Time Served:  since 2002
Principal Occupation(s) During Past 5 Years: Senior Vice President of WDR (1998 to present); Chief Operations Officer of WDR (since 2002); President, Director, Chief Executive Officer and Chief Financial Officer of W&R (since 2002); Senior Vice President of W&R (1994 to 2002); President and Director of WRSCO (1999 to present)
Directorships held:  None

Mira Stevovich (49)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Vice President, Assistant Treasurer and portfolio manager
Length of Time Served:  4 years
Principal Occupation(s) During Past 5 Years: Vice President of WRIMCO and portfolio manager for investment companies managed by WRIMCO (1998 to present); assistant portfolio manager for investment companies managed by WRIMCO and its predecessor (1989 to 1998)
Directorships held:  None

Annual Privacy Notice

Waddell & Reed, Inc., Waddell & Reed Advisors Group of Mutual Funds, W&R Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc. ("Waddell & Reed") are committed to ensuring their customers have access to a broad range of products and services to help them achieve their personal financial goals. In the course of doing business with Waddell & Reed, customers are requested to share financial information and they may be asked to provide other personal details. Customers can be assured that Waddell & Reed is diligent in its efforts to keep such information confidential.

Recognition of a Customer's Expectation of Privacy
At Waddell & Reed, we believe the confidentiality and protection of customer information is one of our fundamental responsibilities. And while information is critical to providing quality service, we recognize that one of our most important assets is our customers' trust. Thus, the safekeeping of customer information is a priority for Waddell & Reed.

Information Collected
In order to tailor available financial products to your specific needs, Waddell & Reed may request that you complete a variety of forms that require nonpublic personal information about your financial history and other personal details, including but not limited to, your name, address, social security number, assets, income and investments. Waddell & Reed may also gather information about your transactions with us, our affiliates and others.

Categories of Information that may be Disclosed
While Waddell & Reed may disclose information it collects from applications and other forms, as described above, we at Waddell & Reed also want to assure all of our customers that whenever information is used, it is done with discretion. The safeguarding of customer information is an issue we take seriously.

Categories of Parties to whom we disclose nonpublic personal information
Waddell & Reed may disclose nonpublic personal information about you to the following types of third parties: selectively chosen financial service providers, whom we believe have valuable products or services that could benefit you. Whenever we do this, we carefully review the company and the product or service to make sure that it provides value to our customers. We share the minimum amount of information necessary for that company to offer its product or service. We may also share information with unaffiliated companies that assist us in providing our products and services to our customers; in the normal course of our business (for example, with consumer reporting agencies and government agencies); when legally required or permitted in connection with fraud investigations and litigation; and at the request or with the permission of a customer.

Opt Out Right
If you prefer that we not disclose nonpublic personal information about you to nonaffiliated third parties, you may opt out of those disclosures, that is, you may direct us not to make those disclosures (other than disclosures permitted by law). If you wish to opt out of disclosures to nonaffiliated third parties, please provide a written request to opt-out with your name and account number(s) or social security number to: Waddell & Reed, Attn: Opt Out Notices, P.O. Box 29220, Shawnee Mission, Kansas 66201. You may also call 1-888-Waddell and a Client Services Representative will assist you.

Confidentiality and Security
We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Householding Notice


If you currently receive one copy of the shareholder reports and prospectus for your household (even if more than one person in your household owns shares of the Fund) and you would prefer to receive separate shareholder reports and prospectuses for each account holder living at your address, you can do either of the following:

Fax your request to 800-532-2749.

Write to us at the address listed on the inside back cover for Waddell & Reed, Inc.

Please list each account for which you would like to receive separate shareholder reports and prospectus mailings. We will resume sending separate documents within 30 days of receiving your request.

To all traditional IRA Planholders:


As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.

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FOR MORE INFORMATION:
Contact your financial advisor, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CLIENT SERVICES
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS 66201-9217
  Toll-Free  (800) 366-5465
  Local  (913) 236-1303

Our INTERNET address is:
  http://www.waddell.com

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.

NUR1010A(9-02)